Note 13 - Contingencies (Details) (Indemnification Agreement [Member], CAD)	Feb. 28, 2014
Note 13 - Contingencies (Details) [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	1,455,000
Threshold Amount [Member]
Note 13 - Contingencies (Details) [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	50,000